Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Central Index Key	dei_EntityCentralIndexKey	0001363565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

RS Partners VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Partners VIP Series Class I Shares	1.00%		0.40%	1.40%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
RS Partners VIP Series Class I Shares	143	443	766	1,680

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
RS Partners VIP Series Class I Shares	143	443	766	1,680

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 77% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series invests principally in equity securities of small-capitalization companies.The Series' investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Series' investment team currently expects that the Series will normally hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series' investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Non-diversification Risk

The Series is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Series' value more than if the Series were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian UBS VC Small Cap Value Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	23.37%

Worst Quarter
Fourth Quarter 2008	-26.47%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Partners VIP Series	1 Year	5 Years	Since Inception	Inception Date
Class I Shares	26.66%	4.58%	9.78%	Feb 3, 2003
Russell 2000 Value Index(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	11.07%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Partners VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	766
10 years	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	443
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
Annual Return 2004	rr_AnnualReturn2004	18.52%
Annual Return 2005	rr_AnnualReturn2005	4.22%
Annual Return 2006	rr_AnnualReturn2006	9.35%
Annual Return 2007	rr_AnnualReturn2007	(2.03%)
Annual Return 2008	rr_AnnualReturn2008	(34.00%)
Annual Return 2009	rr_AnnualReturn2009	39.66%
Annual Return 2010	rr_AnnualReturn2010	26.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.47%)
1 Year	rr_AverageAnnualReturnYear01	26.66%
5 Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2003
RS Partners VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Partners VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests principally in equity securities of small-capitalization companies.The Series' investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Series' investment team currently expects that the Series will normally hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series' investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series invests principally in equity securities of small-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Non-diversification Risk

The Series is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Series' value more than if the Series were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification Risk

The Series is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Series' value more than if the Series were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian UBS VC Small Cap Value Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
Second Quarter 2009	23.37%

Worst Quarter
Fourth Quarter 2008	-26.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Partners VIP Series | Russell 2000 Value Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%

RS Value VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses		Fee Waiver/Expense Reimbursement		Net Expenses
RS Value VIP Series Class II Shares	0.85%	0.25%	1.39%	2.49%	[1]	(1.49%)	[1]	1.00%	[1]
[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Value VIP Series Class II Shares	102	633	1,191	2,713

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS Value VIP Series Class II Shares	102	633	1,191	2,713

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 89% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series invests principally in equity securities that the Series' investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011).The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Series is a diversified mutual fund, the Series will likely hold a limited number of securities. The Series' investment team currently expects that the Series will normally hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series' investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Principal Risks

You may lose money by investing in the Series.The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Third Quarter 2009	17.57%

Worst Quarter
Fourth Quarter 2008	-23.55%

Annual Total Return for Class II Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Value VIP Series	1 Year	Since Inception	Inception Date
Class II Shares	25.93%	(1.51%)	Jul 31, 2007
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	(0.30%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Value VIP Series | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.00%	[1]
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	633
5 years	rr_ExpenseExampleYear05	1,191
10 years	rr_ExpenseExampleYear10	2,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	633
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,191
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,713
Annual Return 2008	rr_AnnualReturn2008	(40.46%)
Annual Return 2009	rr_AnnualReturn2009	33.42%
Annual Return 2010	rr_AnnualReturn2010	25.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
1 Year	rr_AverageAnnualReturnYear01	25.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
RS Value VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Value VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 89% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests principally in equity securities that the Series' investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011).The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Series is a diversified mutual fund, the Series will likely hold a limited number of securities. The Series' investment team currently expects that the Series will normally hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series' investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series invests principally in equity securities that the Series' investment team believes are undervalued, of companies with market capitalizations between $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $75.8 billion, based on the size of the largest company on March 31, 2011).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series.The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class II Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Third Quarter 2009	17.57%

Worst Quarter
Fourth Quarter 2008	-23.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Value VIP Series | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)

[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

RS Large Cap Alpha VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Large Cap Alpha VIP Series Class I Shares	0.50%		0.05%	0.55%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Large Cap Alpha VIP Series Class I Shares	56	176	307	689

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
RS Large Cap Alpha VIP Series Class I Shares	56	176	307	689

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 60% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series normally invests at least 80% of its net assets in companies considered by the Series' investment team (at the time of purchase) to be large-capitalization companies.The Series' investment team considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Series is a diversified mutual fund, the Series will likely hold a limited number of securities. The Series' investment team currently expects that the Series will normally hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series' investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Series will typically invest principally in equity securities. The Series may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Stock Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Third Quarter 2009	17.35%

Worst Quarter
First Quarter 2001	-20.69%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Large Cap Alpha VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	17.05%	6.84%	1.51%	10.70%		Apr 13, 1983
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	11.30%	[1]	Mar 31, 1983
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	10.66%	[1]	Mar 31, 1983
[1]	The "Since Inception" returns for the Russell 1000® Value Index and S&P 500® Index shown in the table are since March 31, 1983, the month end prior to the Inception of Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Large Cap Alpha VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2001	rr_AnnualReturn2001	(21.44%)
Annual Return 2002	rr_AnnualReturn2002	(20.88%)
Annual Return 2003	rr_AnnualReturn2003	21.45%
Annual Return 2004	rr_AnnualReturn2004	6.00%
Annual Return 2005	rr_AnnualReturn2005	4.30%
Annual Return 2006	rr_AnnualReturn2006	17.26%
Annual Return 2007	rr_AnnualReturn2007	15.19%
Annual Return 2008	rr_AnnualReturn2008	(29.62%)
Annual Return 2009	rr_AnnualReturn2009	25.09%
Annual Return 2010	rr_AnnualReturn2010	17.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
1 Year	rr_AverageAnnualReturnYear01	17.05%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 13, 1983
RS Large Cap Alpha VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Large Cap Alpha VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series normally invests at least 80% of its net assets in companies considered by the Series' investment team (at the time of purchase) to be large-capitalization companies.The Series' investment team considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Series is a diversified mutual fund, the Series will likely hold a limited number of securities. The Series' investment team currently expects that the Series will normally hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series' investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Series will typically invest principally in equity securities. The Series may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in companies considered by the Series' investment team (at the time of purchase) to be large-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Stock Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
Third Quarter 2009	17.35%

Worst Quarter
First Quarter 2001	-20.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Large Cap Alpha VIP Series | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1983
RS Large Cap Alpha VIP Series | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1983

[1]	The "Since Inception" returns for the Russell 1000® Value Index and S&P 500® Index shown in the table are since March 31, 1983, the month end prior to the Inception of Class I shares.

RS Global Natural Resources VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses		Fee Waiver/Expense Reimbursement		Net Expenses
RS Global Natural Resources VIP Series Class II Shares	1.00%	0.25%	0.38%	1.63%	[1]	(0.33%)	[1]	1.30%	[1]
[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Global Natural Resources VIP Series Class II Shares	132	482	855	1,905

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
RS Global Natural Resources VIP Series Class II Shares	132	482	855	1,905

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 55% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series normally invests at least 80% of its net assets in securities of companies that the Series' investment team considers to be principally engaged in natural resources industries.The Series may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Series' investment team currently expects that the Series will normally hold between 30 and 40 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research focused on what the Series' investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Series' investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Series' investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Series' investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Series' investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Series' investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Series' shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Series. Such inflows or outflows might affect management of the Series adversely to the extent they were to cause the Series' cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.

Series Performance

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of three broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	21.86%

Worst Quarter
Third Quarter 2008	-32.72%

Annual Total Return for Class II Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Global Natural Resources VIP Series	1 Year	Since Inception	Inception Date
Class II Shares	26.81%	3.91%	Jul 31, 2007
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	23.88%	2.85%
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)	14.05%	1.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.00%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Global Natural Resources VIP Series | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.30%	[1]
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	482
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,905
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,905
Annual Return 2008	rr_AnnualReturn2008	(44.47%)
Annual Return 2009	rr_AnnualReturn2009	50.59%
Annual Return 2010	rr_AnnualReturn2010	26.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.72%)
1 Year	rr_AverageAnnualReturnYear01	26.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
RS Global Natural Resources VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Natural Resources VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series normally invests at least 80% of its net assets in securities of companies that the Series' investment team considers to be principally engaged in natural resources industries.The Series may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Series' investment team currently expects that the Series will normally hold between 30 and 40 securities positions.

In evaluating investments for the Series, the Series' investment team conducts rigorous fundamental research focused on what the Series' investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Series' investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Series' investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Series' investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Series' investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Series' investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in securities of companies that the Series' investment team considers to be principally engaged in natural resources industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Series' shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Series. Such inflows or outflows might affect management of the Series adversely to the extent they were to cause the Series' cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series' value more than if the Series invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of three broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of three broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class II Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Second Quarter 2009	21.86%

Worst Quarter
Third Quarter 2008	-32.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Global Natural Resources VIP Series | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
RS Global Natural Resources VIP Series | MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
RS Global Natural Resources VIP Series | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)

[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

RS Small Cap Growth Equity VIP Series
Investment Objective
Long-term capital growth.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Small Cap Growth Equity VIP Series Class I Shares	0.75%		0.11%	0.86%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
RS Small Cap Growth Equity VIP Series Class I Shares	88	274	477	1,061

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS Small Cap Growth Equity VIP Series Class I Shares	88	274	477	1,061

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 121% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Series' investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Series typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Series' investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Small Cap Stock Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table below includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' investment strategy and investment team changed on April 16, 2009. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2003	20.82%

Worst Quarter
Fourth Quarter 2008	-22.14%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - RS Small Cap Growth Equity VIP Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	27.57%	6.92%	6.06%	8.33%	May 1, 1997
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	5.41%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%	7.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Small Cap Growth Equity VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
Annual Return 2001	rr_AnnualReturn2001	(7.82%)
Annual Return 2002	rr_AnnualReturn2002	(15.50%)
Annual Return 2003	rr_AnnualReturn2003	43.44%
Annual Return 2004	rr_AnnualReturn2004	15.17%
Annual Return 2005	rr_AnnualReturn2005	0.16%
Annual Return 2006	rr_AnnualReturn2006	17.17%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	(35.18%)
Annual Return 2009	rr_AnnualReturn2009	37.15%
Annual Return 2010	rr_AnnualReturn2010	27.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
1 Year	rr_AverageAnnualReturnYear01	27.57%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
RS Small Cap Growth Equity VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Growth Equity VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Series' investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Series typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Series' investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Small Cap Stock Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table below includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' investment strategy and investment team changed on April 16, 2009. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
Second Quarter 2003	20.82%

Worst Quarter
Fourth Quarter 2008	-22.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Small Cap Growth Equity VIP Series | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
RS Small Cap Growth Equity VIP Series | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%

RS International Growth VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS International Growth VIP Series Class I shares	0.80%		0.11%	0.91%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
RS International Growth VIP Series Class I shares	93	290	540	1,120

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS International Growth VIP Series Class I shares	93	290	540	1,120

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 87% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series normally invests at least 80% of the value of the Series' net assets in common stocks and convertible securities issued by companies domiciled outside of the United States.The Series does not usually focus its investments in a particular industry or country. A significant part of the Series' assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Series can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when BG Overseas believes it would be appropriate to do so.

The Series' investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. To determine how to allocate the Series' assets geographically, the Series' investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Series may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other depositary receipts.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Series' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Series may, but will not necessarily, engage in forward foreign- currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing abroad include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by BG Overseas, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	26.42%

Worst Quarter
Fourth Quarter 2008	-23.07%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - RS International Growth VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I shares	14.19%	5.03%	3.96%	7.75%		Feb 8, 1991
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%	6.07%	[1]	Jan 31, 1991
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	12.60%	3.83%	3.03%	4.54%	[1]	Jan 31, 1991
[1]	The "Since Inception" returns for the MSCI EAFE Index and MSCI EAFE Growth Index shown in the table are since January 31, 1991, the month end prior to the Inception of Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS International Growth VIP Series | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	540
10 years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	540
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(20.40%)
Annual Return 2002	rr_AnnualReturn2002	(17.70%)
Annual Return 2003	rr_AnnualReturn2003	30.03%
Annual Return 2004	rr_AnnualReturn2004	16.72%
Annual Return 2005	rr_AnnualReturn2005	16.02%
Annual Return 2006	rr_AnnualReturn2006	23.43%
Annual Return 2007	rr_AnnualReturn2007	15.02%
Annual Return 2008	rr_AnnualReturn2008	(43.28%)
Annual Return 2009	rr_AnnualReturn2009	38.98%
Annual Return 2010	rr_AnnualReturn2010	14.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.07%)
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 8, 1991
RS International Growth VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS International Growth VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series normally invests at least 80% of the value of the Series' net assets in common stocks and convertible securities issued by companies domiciled outside of the United States.The Series does not usually focus its investments in a particular industry or country. A significant part of the Series' assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Series can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when BG Overseas believes it would be appropriate to do so.

The Series' investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. To determine how to allocate the Series' assets geographically, the Series' investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Series may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other depositary receipts.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of the value of the Series' net assets in common stocks and convertible securities issued by companies domiciled outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Series' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Series may, but will not necessarily, engage in forward foreign- currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing abroad include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by BG Overseas, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of two broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
Second Quarter 2009	26.42%

Worst Quarter
Fourth Quarter 2008	-23.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS International Growth VIP Series | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1991
RS International Growth VIP Series | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1991

[1]	The "Since Inception" returns for the MSCI EAFE Index and MSCI EAFE Growth Index shown in the table are since January 31, 1991, the month end prior to the Inception of Class I shares.

RS Emerging Markets VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Emerging Markets VIP Series Class I Shares	1.00%		0.19%	1.19%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Emerging Markets VIP Series Class I Shares	121	378	654	1,443

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
RS Emerging Markets VIP Series Class I Shares	121	378	654	1,443

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 36% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.The Series defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Series defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Series' investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Series' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Series may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing abroad include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by BG Overseas, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table below includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	44.74%

Worst Quarter
Fourth Quarter 2008	-30.18%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Emerging Markets VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	19.13%	14.97%	18.25%	10.98%		Oct 17, 1994
MSCI EM Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%	6.88%	[1]	Sep 30, 1994
[1]	The "Since Inception" return for the MSCI EM Index shown in the table is since September 30, 1994, the month end prior to the Inception of Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Emerging Markets VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Annual Return 2001	rr_AnnualReturn2001	6.30%
Annual Return 2002	rr_AnnualReturn2002	(6.34%)
Annual Return 2003	rr_AnnualReturn2003	53.92%
Annual Return 2004	rr_AnnualReturn2004	23.56%
Annual Return 2005	rr_AnnualReturn2005	40.51%
Annual Return 2006	rr_AnnualReturn2006	36.19%
Annual Return 2007	rr_AnnualReturn2007	45.40%
Annual Return 2008	rr_AnnualReturn2008	(56.65%)
Annual Return 2009	rr_AnnualReturn2009	96.37%
Annual Return 2010	rr_AnnualReturn2010	19.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.18%)
1 Year	rr_AverageAnnualReturnYear01	19.13%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	18.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 1994
RS Emerging Markets VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Emerging Markets VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.The Series defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Series defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Series' investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Series' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Series may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing abroad include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by BG Overseas, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table below includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
Second Quarter 2009	44.74%

Worst Quarter
Fourth Quarter 2008	-30.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Emerging Markets VIP Series | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1994

[1]	The "Since Inception" return for the MSCI EM Index shown in the table is since September 30, 1994, the month end prior to the Inception of Class I shares.

RS Investment Quality Bond VIP Series
Investment Objectives
To seek a high level of current income and capital appreciation without undue risk to principal.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Investment Quality Bond VIP Series Class I Shares	0.50%		0.06%	0.56%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses of any variable annuity contract or variable life insurance policy that offers shares of the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
RS Investment Quality Bond VIP Series Class I Shares	57	179	313	701

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS Investment Quality Bond VIP Series Class I Shares	57	179	313	701

Portfolio Turnover

The Series pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 121% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Series' investment team allocates the Series' investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Series normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Series' investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Series seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Series normally invests at least 80% of its net assets in investment-grade debt securities.Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc., or Standard & Poor's Ratings Group Baa3, or BBB-, respectively, or higher or, if unrated, that has been determined by the Series' investment team to be of comparable quality. The Series may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Series' assets will be invested in lower-rated securities.

The Series may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Series may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Series may engage in dollar roll and reverse repurchase agreement transactions. The Series also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Series will not enter into derivatives transactions in a manner that the Series' investment adviser considers to have the purpose of leveraging the Series' investment portfolio.

The Series may invest in loans or other investments that have economic characteristics similar to loans, of any maturity and credit quality. If the Series invests in loans, the Series' investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Series, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objectives. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Series having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by GIS, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Bank Loan Risk

As the purchaser of a bank loan, the Series will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, in a bank loan assignment, the Series may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the administrative duties), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan. In addition, bank loans are also subject to the risk that the value of the collateral securing a bank loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, the Series might not receive payments to which it is entitled.

Series Performance

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Bond Fund, Inc., a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Investment Quality Bond VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	7.72%	5.90%	5.89%	7.69%		May 1, 1983
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	8.12%	[1]	Apr 30, 1983
[1]	The "Since Inception" return for the Barclays Capital U.S. Aggregate Bond Index shown in the table is since April 30, 1983, the month end prior to the Inception of Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Investment Quality Bond VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	701
Annual Return 2001	rr_AnnualReturn2001	8.86%
Annual Return 2002	rr_AnnualReturn2002	9.47%
Annual Return 2003	rr_AnnualReturn2003	4.73%
Annual Return 2004	rr_AnnualReturn2004	4.21%
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	4.19%
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	0.47%
Annual Return 2009	rr_AnnualReturn2009	11.20%
Annual Return 2010	rr_AnnualReturn2010	7.72%
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1983
RS Investment Quality Bond VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investment Quality Bond VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income and capital appreciation without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses of any variable annuity contract or variable life insurance policy that offers shares of the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Series' investment team allocates the Series' investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Series normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Series' investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Series seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Series normally invests at least 80% of its net assets in investment-grade debt securities.Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc., or Standard & Poor's Ratings Group Baa3, or BBB-, respectively, or higher or, if unrated, that has been determined by the Series' investment team to be of comparable quality. The Series may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Series' assets will be invested in lower-rated securities.

The Series may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Series may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Series may engage in dollar roll and reverse repurchase agreement transactions. The Series also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Series will not enter into derivatives transactions in a manner that the Series' investment adviser considers to have the purpose of leveraging the Series' investment portfolio.

The Series may invest in loans or other investments that have economic characteristics similar to loans, of any maturity and credit quality. If the Series invests in loans, the Series' investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Series, which may affect its ability to assess the loans as compared to investors that do receive such information.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in investment-grade debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objectives. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Series having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by GIS, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Bank Loan Risk

As the purchaser of a bank loan, the Series will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, in a bank loan assignment, the Series may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the administrative duties), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan. In addition, bank loans are also subject to the risk that the value of the collateral securing a bank loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, the Series might not receive payments to which it is entitled.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Bond Fund, Inc., a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Investment Quality Bond VIP Series | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1983

[1]	The "Since Inception" return for the Barclays Capital U.S. Aggregate Bond Index shown in the table is since April 30, 1983, the month end prior to the Inception of Class I shares.

Summary Information RS Low Duration Bond VIP Series
Investment Objective
A high level of current income consistent with preservation of capital.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Low Duration Bond VIP Series Class I shares	0.45%		0.13%	0.58%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Low Duration Bond VIP Series Class I shares	59	186	324	726

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS Low Duration Bond VIP Series Class I shares	59	186	324	726

Portfolio Turnover

The Series pays transaction costs, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 103% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Series' investment team allocates the Series' investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Series normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Series' investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Series tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Series seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Series normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc., or Standard & Poor's Ratings Group Baa3, or BBB-, respectively, or higher or, if unrated, that has been determined by the Series' investment team to be of comparable quality. The Series may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Series' assets will be invested in lower-rated securities.

The Series may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Series may invest in without limit so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Series may engage in dollar roll and reverse repurchase agreement transactions. The Series also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Series will not enter into derivatives transactions in a manner that the Series' investment adviser considers to have the purpose of leveraging the Series' investment portfolio.

The Series may invest in loans or other investments that have economic characteristics similar to loans, of any maturity and credit quality. If the Series invests in loans, the Series' investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Series, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Series having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by GIS, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Bank Loan Risk

As the purchaser of a bank loan, the Series will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, in a bank loan assignment, the Series may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the administrative duties), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan. In addition, bank loans are also subject to the risk that the value of the collateral securing a bank loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, the Series might not receive payments to which it is entitled.

Series Performance

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian VC Low Duration Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Third Quarter 2009	2.44%

Worst Quarter
Second Quarter 2004	-1.12%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Low Duration Bond VIP Series	1 Year	5 Years	Since Inception	Inception Date
Class I shares	4.57%	4.81%	3.69%	Aug 28, 2003
Barclays Capital U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	2.40%	4.32%	3.47%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Low Duration Bond VIP Series | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	726
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	1.25%
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	5.48%
Annual Return 2008	rr_AnnualReturn2008	3.56%
Annual Return 2009	rr_AnnualReturn2009	6.38%
Annual Return 2010	rr_AnnualReturn2010	4.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.12%)
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2003
RS Low Duration Bond VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information RS Low Duration Bond VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Series' investment team allocates the Series' investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Series normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Series' investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Series tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Series seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Series normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc., or Standard & Poor's Ratings Group Baa3, or BBB-, respectively, or higher or, if unrated, that has been determined by the Series' investment team to be of comparable quality. The Series may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Series' assets will be invested in lower-rated securities.

The Series may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Series may invest in without limit so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Series may engage in dollar roll and reverse repurchase agreement transactions. The Series also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Series will not enter into derivatives transactions in a manner that the Series' investment adviser considers to have the purpose of leveraging the Series' investment portfolio.

The Series may invest in loans or other investments that have economic characteristics similar to loans, of any maturity and credit quality. If the Series invests in loans, the Series' investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Series, which may affect its ability to assess the loans as compared to investors that do receive such information.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Series having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by GIS, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Bank Loan Risk

As the purchaser of a bank loan, the Series will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, in a bank loan assignment, the Series may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the administrative duties), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan. In addition, bank loans are also subject to the risk that the value of the collateral securing a bank loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, the Series might not receive payments to which it is entitled.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian VC Low Duration Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Third Quarter 2009	2.44%

Worst Quarter
Second Quarter 2004	-1.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Low Duration Bond VIP Series | Barclays Capital U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%

RS High Yield VIP Series (formerly "RS High Yield Bond VIP Series")
Investment Objectives
To seek current income.
Capital appreciation is a secondary objective.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS High Yield Bond VIP Series Class I Shares	0.60%		0.14%	0.74%

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS High Yield Bond VIP Series Class I Shares	76	237	411	918

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS High Yield Bond VIP Series Class I Shares	76	237	411	918

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 99% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by the Series' investment team to be of comparable quality.

The Series' investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Series' investment team considers the duration and the maturity of the Series' portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Series invests. There is no lower limit on the rating of securities that may be in the Series. Some of the securities that the Series buys and holds may be in default, giving them a lower rating.

The Series normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Series' investment team to be of comparable quality. The debt securities and other investments in which the Series invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, loans, and other investments that have economic characteristics similar to loans. The Series may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Series may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Series' assets will be invested in these types of securities.

The Series also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Series also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Series will not enter into derivatives transactions in a manner that the Series' investment adviser considers to have the purpose of leveraging the Series' investment portfolio.

The Series may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Series invests in loans, the Series' investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Series, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objectives. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Series having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Bank Loan Risk

As the purchaser of a bank loan, the Series will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, in a bank loan assignment, the Series may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the administrative duties), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan. In addition, bank loans are also subject to the risk that the value of the collateral securing a bank loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, the Series might not receive payments to which it is entitled.

Series Performance

Series Performance

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian VC High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	13.48%

Worst Quarter
Fourth Quarter 2008	-13.25%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS High Yield Bond VIP Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	13.72%	6.55%	6.73%	5.60%	Sep 13, 1999
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.12%	8.91%	8.88%	7.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS High Yield Bond VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
Annual Return 2001	rr_AnnualReturn2001	3.56%
Annual Return 2002	rr_AnnualReturn2002	1.29%
Annual Return 2003	rr_AnnualReturn2003	17.95%
Annual Return 2004	rr_AnnualReturn2004	9.22%
Annual Return 2005	rr_AnnualReturn2005	3.30%
Annual Return 2006	rr_AnnualReturn2006	9.17%
Annual Return 2007	rr_AnnualReturn2007	1.19%
Annual Return 2008	rr_AnnualReturn2008	(20.83%)
Annual Return 2009	rr_AnnualReturn2009	38.10%
Annual Return 2010	rr_AnnualReturn2010	13.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1999
RS High Yield Bond VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield VIP Series (formerly "RS High Yield Bond VIP Series")
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by the Series' investment team to be of comparable quality.

The Series' investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Series' investment team considers the duration and the maturity of the Series' portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Series invests. There is no lower limit on the rating of securities that may be in the Series. Some of the securities that the Series buys and holds may be in default, giving them a lower rating.

The Series normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Series' investment team to be of comparable quality. The debt securities and other investments in which the Series invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, loans, and other investments that have economic characteristics similar to loans. The Series may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Series may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Series' assets will be invested in these types of securities.

The Series also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Series also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Series will not enter into derivatives transactions in a manner that the Series' investment adviser considers to have the purpose of leveraging the Series' investment portfolio.

The Series may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Series invests in loans, the Series' investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Series, which may affect its ability to assess the loans as compared to investors that do receive such information.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objectives. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Series having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Bank Loan Risk

As the purchaser of a bank loan, the Series will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, in a bank loan assignment, the Series may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the administrative duties), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan. In addition, bank loans are also subject to the risk that the value of the collateral securing a bank loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, the Series might not receive payments to which it is entitled.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Series Performance

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian VC High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	13.48%

Worst Quarter
Fourth Quarter 2008	-13.25%

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS High Yield Bond VIP Series | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%

RS Money Market VIP Series
Investment Objective
To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Money Market VIP Series Class I Shares	0.45%		0.07%	0.52%	[1],[2]
[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012 to limit the Series' Total Annual Fund Operating Expenses to 0.54% of the average daily net assets of the Series. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[2]	Total Annual Fund Operating Expenses do not reflect voluntary waivers and thus are higher than "Net Ratio of Expenses to Average Net Assets" in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses are the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Money Market VIP Series Class I Shares	53	167	291	653

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS Money Market VIP Series Class I Shares	53	167	291	653

Investments, Risks, and Performance Principal Investment Strategies

The Series' investment team normally invests the Series' assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Series, the Series' investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Series normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Series' investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Series' investment team seeks to cause the Series to have a dollar-weighted average portfolio maturity of 60 days or less.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Series. Among the principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Money Market Securities Risk

The value of the securities held by the Series changes in response to changes in interest rates and depends on the issuer's credit quality.

Series Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Cash Fund, Inc., a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
First Quarter 2001	1.30%

Worst Quarter
Fourth Quarter 2010	0.00%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS Money Market VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	0.02%	2.25%	2.03%	4.95%		Dec 29, 1981
Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	0.15%	2.50%	2.42%	5.14%	[1]	Nov 30, 1981
[1]	The "Since Inception" return for the Barclays Capital U.S. Treasury Bellwethers (3 Month) Index shown in the table is since November 30, 1981, the month end prior to the Inception of Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS Money Market VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1],[2]
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	53
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	167
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	653
Annual Return 2001	rr_AnnualReturn2001	3.58%
Annual Return 2002	rr_AnnualReturn2002	1.25%
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.85%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	4.52%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	2.03%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1981
RS Money Market VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Money Market VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses are the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series' investment team normally invests the Series' assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Series, the Series' investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Series normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Series' investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Series' investment team seeks to cause the Series to have a dollar-weighted average portfolio maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Series. Among the principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Money Market Securities Risk

The value of the securities held by the Series changes in response to changes in interest rates and depends on the issuer's credit quality.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian Cash Fund, Inc., a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
First Quarter 2001	1.30%

Worst Quarter
Fourth Quarter 2010	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS Money Market VIP Series | Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1981

[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012 to limit the Series' Total Annual Fund Operating Expenses to 0.54% of the average daily net assets of the Series. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[2]	Total Annual Fund Operating Expenses do not reflect voluntary waivers and thus are higher than "Net Ratio of Expenses to Average Net Assets" in the Financial Highlights.
[3]	The "Since Inception" return for the Barclays Capital U.S. Treasury Bellwethers (3 Month) Index shown in the table is since November 30, 1981, the month end prior to the Inception of Class I shares.

RS S&P 500 Index VIP Series
Investment Objective
To track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.
Fees and Expenses of the Series

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses		Fee Waiver/Expense Reimbursement		Net Expenses
RS S&P 500 Index VIP Series Class I Shares	0.25%		0.12%	0.37%	[1]	(0.09%)	[1]	0.28%	[1]
[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS S&P 500 Index VIP Series Class I Shares	29	110	199	459

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
RS S&P 500 Index VIP Series Class I Shares	29	110	199	459

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Series invests primarily in stocks of companies included in the S&P 500. To replicate the performance of the S&P 500, the Series' investment team purchases and maintains all or substantially all of the securities included in the S&P 500, in approximately the same percentages as such securities are included in the S&P 500. Because the Series is intended to track the performance of the S&P 500, the Series' investment team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization.

The Series normally invests at least 95% of its net assets in the stocks of companies included in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor's as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Series attempts to remain fully invested in stocks.

The Series also may enter into derivative transactions, such as futures and options contracts, as a substitute for the purchase or sale of securities or when there are large cash inflows into the Series.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Index Risk

There is no assurance that the Series will track the performance of the S&P 500 perfectly. The Series' ability to track the index may be affected by Series expenses, the amount of cash and cash equivalents held in the Series' portfolio, and the frequency and timing of shareholder purchases and sales of Series shares. The index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the index could have a negative effect on the Series. Unlike with an actively managed fund, the investment team does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, the Series' performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Series Performance

The bar chart below and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian VC 500 Index Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Best Quarter
Second Quarter 2009	15.83%

Worst Quarter
Fourth Quarter 2008	-22.10%

Annual Total Return for Class I Shares (calendar year-end)

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns RS S&P 500 Index VIP Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	14.77%	2.04%	1.15%	0.75%	Aug 25, 1999
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	0.98%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS S&P 500 Index VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.28%	[1]
1 year	rr_ExpenseExampleYear01	29
3 years	rr_ExpenseExampleYear03	110
5 years	rr_ExpenseExampleYear05	199
10 years	rr_ExpenseExampleYear10	459
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	110
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	199
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	459
Annual Return 2001	rr_AnnualReturn2001	(11.92%)
Annual Return 2002	rr_AnnualReturn2002	(22.42%)
Annual Return 2003	rr_AnnualReturn2003	28.25%
Annual Return 2004	rr_AnnualReturn2004	10.59%
Annual Return 2005	rr_AnnualReturn2005	4.54%
Annual Return 2006	rr_AnnualReturn2006	15.46%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.16%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 1999
RS S&P 500 Index VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS S&P 500 Index VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in stocks of companies included in the S&P 500. To replicate the performance of the S&P 500, the Series' investment team purchases and maintains all or substantially all of the securities included in the S&P 500, in approximately the same percentages as such securities are included in the S&P 500. Because the Series is intended to track the performance of the S&P 500, the Series' investment team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization.

The Series normally invests at least 95% of its net assets in the stocks of companies included in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor's as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Series attempts to remain fully invested in stocks.

The Series also may enter into derivative transactions, such as futures and options contracts, as a substitute for the purchase or sale of securities or when there are large cash inflows into the Series.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series normally invests at least 95% of its net assets in the stocks of companies included in the S&P 500.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Index Risk

There is no assurance that the Series will track the performance of the S&P 500 perfectly. The Series' ability to track the index may be affected by Series expenses, the amount of cash and cash equivalents held in the Series' portfolio, and the frequency and timing of shareholder purchases and sales of Series shares. The index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the index could have a negative effect on the Series. Unlike with an actively managed fund, the investment team does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, the Series' performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Series may not be able to close out a derivative transaction at a favorable time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series is the successor to The Guardian VC 500 Index Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Class I shares of the Series provided in the chart and the table includes that of the Class I shares of the Predecessor Fund for periods prior to October 9, 2006. The Series' past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by comparing the Series' returns with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianinvestor.com/public/prices/home_prices.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Second Quarter 2009	15.83%

Worst Quarter
Fourth Quarter 2008	-22.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
RS S&P 500 Index VIP Series | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%

[1]	An expense reimbursement with respect to the Series' Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011